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Colonial
Mutual Funds
One Financial Center
Boston, Massachusetts
02111-2621
617-426-3750

October 27, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Trust VI (Trust)
    Colonial Small Cap Value Fund (Fund)
    File Nos. 811-6529 & 33-45117

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information of the Fund, each dated October 27, 1997, do not differ from that contained in Post-Effective Amendment No. 13 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 24, 1997.

Very truly yours,
COLONIAL TRUST VI on behalf of
Colonial Small Cap Value Fund



Ellen Harrington
Assistant Secretary


cc:  M. Muller (5)
     G. Collins
     E. Edson
     Portfolio Managers
     D. Young (2)